Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in Shares)	50,000,000	50,000,000
Common stock, shares issued (in Shares)	5,442,249	4,823,125
Common stock, shares outstanding (in Shares)	5,442,249	4,823,125
Series D preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in Shares)	936,329	936,329
Preferred stock, shares issued (in Shares)	101,565	62,441
Preferred stock, shares outstanding (in Shares)	101,565	62,441
Preference shares, liquidation preference	$ 362,169	$ 362,169
Series C preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in Shares)	3,340,909	3,340,909
Preferred stock, shares issued (in Shares)	1,204,040	1,204,040
Preferred stock, shares outstanding (in Shares)	1,204,040	1,204,040
Preference shares, liquidation preference	$ 5,297,776	$ 5,297,776
Series B preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in Shares)	3,569,405	3,569,405
Preferred stock, shares issued (in Shares)	1,471,487	1,471,487
Preferred stock, shares outstanding (in Shares)	1,471,487	1,471,487
Preference shares, liquidation preference	$ 5,194,349	$ 5,194,349
Series A-2 preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in Shares)	800,000	800,000
Preferred stock, shares issued (in Shares)	442,402	442,402
Preferred stock, shares outstanding (in Shares)	442,402	442,402
Preference shares, liquidation preference	$ 1,442,231	$ 1,442,231
Series A-1 preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in Shares)	978,000	978,000
Preferred stock, shares issued (in Shares)	651,465	651,465
Preferred stock, shares outstanding (in Shares)	651,465	651,465
Preference shares, liquidation preference	$ 1,999,998	$ 1,999,998
Series A preferred stock
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in Shares)	1,303,000	1,303,000
Preferred stock, shares issued (in Shares)	846,368	846,368
Preferred stock, shares outstanding (in Shares)	846,368	846,368
Preference shares, liquidation preference	$ 2,598,350	$ 2,598,350